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                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                             VLI Separate Account-5

                               Semi-Annual Report
                                       to
                                 Contract Owners
                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

WR-0113-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VLI Separate Account-5.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         717,589 shares (cost $4,562,653) ..............................   $ 4,681,409

      W & R Target Funds - Balanced Portfolio (WRBal)
         424,166 shares (cost $2,767,800) ..............................     2,759,919

      W & R Target Funds - Bond Portfolio (WRBnd)
         595,928 shares (cost $3,355,522) ..............................     3,463,535

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         896,708 shares (cost $8,078,951) ..............................     7,669,099

      W & R Target Funds - Growth Portfolio (WRGrowth)
         1,217,981 shares (cost $9,047,008) ............................     8,770,681

      W & R Target Funds - High Income Portfolio (WRHiInc)
         605,229 shares (cost $1,955,614) ..............................     2,010,693

      W & R Target Funds - International Portfolio (WRIntl)
         293,027 shares (cost $1,550,118) ..............................     1,451,480

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         140,733 shares (cost $795,325) ................................       810,876

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         911,917 shares (cost $911,917) ................................       911,917

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         342,778 shares (cost $3,614,290) ..............................     3,512,620

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         644,398 shares (cost $4,437,188) ..............................     4,668,535

      W & R Target Funds - Value Portfolio (WRValue)
         678,440 shares (cost $3,179,654) ..............................     3,219,403
                                                                           -----------

            Total Investments ..........................................    43,930,167

   Accounts Receivable .................................................             5
                                                                           -----------
            Total Assets ...............................................    43,930,172

Accounts Payable .......................................................            --
                                                                           -----------
Contract Owners' Equity (note 7) .......................................   $43,930,172
                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                            Total      WRAsStrat    WRBal      WRBnd
                                                         -----------   ---------   -------   --------
Investment activity:
   Reinvested dividends ..............................   $     4,831         --         --         --
   Mortality and expense risk charges (note 3) .......            --         --         --         --
                                                         -----------    -------    -------   --------
      Net investment income (loss) ...................         4,831         --         --         --
                                                         -----------    -------    -------   --------

   Proceeds from mutual fund shares sold .............     4,373,275     33,005     52,202    113,004
   Cost of mutual fund shares sold ...................    (4,554,167)   (34,381)   (61,372)  (107,470)
                                                         -----------    -------    -------   --------
      Realized gain (loss) on investments ............      (180,892)    (1,376)    (9,170)     5,534
   Change in unrealized gain (loss)
      on investments .................................     3,068,702    149,414    199,016    107,591
                                                         -----------    -------    -------   --------
      Net gain (loss) on investments .................     2,887,810    148,038    189,846    113,125
                                                         -----------    -------    -------   --------
   Reinvested capital gains ..........................            --         --         --         --
                                                         -----------    -------    -------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .........   $ 2,892,641    148,038    189,846    113,125
                                                         ===========    =======    =======   ========

                                                         WRCoreEq   WRGrowth   WRHiInc    WRIntl
                                                         --------   --------   -------   -------
Investment activity:
   Reinvested dividends ..............................         --         --        --        --
   Mortality and expense risk charges (note 3) .......         --         --        --        --
                                                         --------   --------   -------   -------
      Net investment income (loss) ...................         --         --        --        --
                                                         --------   --------   -------   -------

   Proceeds from mutual fund shares sold .............    166,399    109,073    20,775    41,539
   Cost of mutual fund shares sold ...................   (237,312)  (152,072)  (23,404)  (59,044)
                                                         --------   --------   -------   -------
      Realized gain (loss) on investments ............    (70,913)   (42,999)   (2,629)  (17,505)
   Change in unrealized gain (loss)
      on investments .................................    488,888    726,276   181,510    75,945
                                                         --------   --------   -------   -------
      Net gain (loss) on investments .................    417,975    683,277   178,881    58,440
                                                         --------   --------   -------   -------
   Reinvested capital gains ..........................         --         --        --        --
                                                         --------   --------   -------   -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .........    417,975    683,277   178,881    58,440
                                                         ========   ========   =======   =======

                                                         WRLTBond     WRMMkt     WRSciTech   WRSmCap    WRValue
                                                         --------   ----------   ---------   -------   --------
Investment activity:
   Reinvested dividends ..............................   $     --        4,831         --         --         --
   Mortality and expense risk charges (note 3) .......         --           --         --         --         --
                                                         --------   ----------    -------    -------   --------
      Net investment income (loss) ...................         --        4,831         --         --         --
                                                         --------   ----------    -------    -------   --------

   Proceeds from mutual fund shares sold .............     91,532    3,542,825     49,504     50,141    103,276
   Cost of mutual fund shares sold ...................    (88,703)  (3,542,825)   (66,297)   (65,300)  (115,987)
                                                         --------   ----------    -------    -------   --------
      Realized gain (loss) on investments ............      2,829           --    (16,793)   (15,159)   (12,711)
   Change in unrealized gain (loss)
      on investments .................................     14,290           --    260,286    620,505    244,981
                                                         --------   ----------    -------    -------   --------
      Net gain (loss) on investments .................     17,119           --    243,493    605,346    232,270
                                                         --------   ----------    -------    -------   --------
   Reinvested capital gains ..........................         --           --         --         --         --
                                                         --------   ----------    -------    -------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .........   $ 17,119        4,831    243,493    605,346    232,270
                                                         ========   ==========    =======    =======   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            Total                  WRAsStrat
                                                  ------------------------   ---------------------
                                                      2003         2002         2003        2002
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $     4,831      (40,588)         --      (3,663)
   Realized gain (loss) on investments ........      (180,892)     (10,491)     (1,376)       (482)
   Change in unrealized gain (loss)
      on investments ..........................     3,068,702   (1,884,670)    149,414      40,453
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,892,641   (1,935,749)    148,038      36,308
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    10,713,364   12,851,720     669,455     297,905
   Transfers between funds ....................            --           (2)    995,681     868,738
   Surrenders (note 6) ........................      (356,354)     (39,937)    (53,016)     (1,277)
   Death benefits (note 4) ....................      (121,275)        (359)     (4,440)         --
   Policy loans (net of repayments) (note 5) ..      (172,675)     (37,747)     (7,789)       (885)
   Deductions for surrender charges
      (note 2d) ...............................      (156,380)          --     (23,265)         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (2,813,161)  (1,557,146)   (287,566)   (115,873)
   Asset charges (note 3) .....................       (92,206)          --      (9,212)         --
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............     7,001,313   11,216,529   1,279,848   1,048,608
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........     9,893,954    9,280,780   1,427,886   1,084,916
Contract owners' equity beginning
   of period ..................................    34,036,218   13,744,727   3,253,529   1,139,393
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $43,930,172   23,025,507   4,681,415   2,224,309
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     4,310,236    1,499,264     336,733     121,796
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................     1,748,248    2,296,183     165,808     121,698
   Units redeemed .............................      (888,726)  (1,049,504)    (34,067)    (12,653)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     5,169,758    2,745,943     468,474     230,841
                                                  ===========   ==========   =========   =========

                                                          WRBal                   WRBnd
                                                  ---------------------   ---------------------
                                                     2003        2002        2003        2002
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............          --      (3,267)         --      (2,210)
   Realized gain (loss) on investments ........      (9,170)       (620)      5,534         131
   Change in unrealized gain (loss)
      on investments ..........................     199,016     (67,835)    107,591      38,969
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     189,846     (71,722)    113,125      36,890
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     381,718     243,657     339,925     131,912
   Transfers between funds ....................     185,357     626,903     462,856     612,334
   Surrenders (note 6) ........................     (34,287)     (2,817)    (12,061)       (950)
   Death benefits (note 4) ....................      (2,184)         --          --          --
   Policy loans (net of repayments) (note 5) ..      (3,423)     (8,154)    (10,599)     (1,102)
   Deductions for surrender charges
      (note 2d) ...............................     (15,047)         --      (5,293)         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (180,104)    (96,332)   (187,851)    (66,390)
   Asset charges (note 3) .....................      (5,993)         --      (6,618)         --
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............     326,037     763,257     580,359     675,804
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........     515,883     691,535     693,484     712,694
Contract owners' equity beginning
   of period ..................................   2,244,036   1,007,924   2,770,055     699,608
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   2,759,919   1,699,459   3,463,539   1,412,302
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     254,190     104,565     231,061      63,596
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................      61,631      89,525      65,815      66,485
   Units redeemed .............................     (25,508)    (10,993)    (18,348)     (6,314)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     290,313     183,097     278,528     123,767
                                                  =========   =========   =========   =========

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NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         WRCoreEq                 WRGrowth
                                                  ----------------------   ---------------------
                                                     2003         2002        2003        2002
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $       --      (8,852)         --      (9,219)
   Realized gain (loss) on investments ........      (70,913)     (1,514)    (42,999)       (837)
   Change in unrealized gain (loss)
      on investments ..........................      488,888    (536,290)    726,276    (555,733)
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      417,975    (546,656)    683,277    (565,789)
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    1,025,110     692,414   1,393,810     801,589
   Transfers between funds ....................      567,834   1,534,581     749,262   1,774,047
   Surrenders (note 6) ........................      (66,213)     (3,391)    (65,395)    (13,791)
   Death benefits (note 4) ....................       (4,795)         --     (20,236)         --
   Policy loans (net of repayments) (note 5) ..       (5,819)    (17,052)    (11,513)    (13,981)
   Deductions for surrender charges
      (note 2d) ...............................      (29,057)         --     (28,698)         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (463,885)   (281,782)   (553,265)   (305,140)
   Asset charges (note 3) .....................      (15,714)         --     (18,107)         --
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............    1,007,461   1,924,770   1,445,858   2,242,724
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........    1,425,436   1,378,114   2,129,135   1,676,935
Contract owners' equity beginning
   of period ..................................    6,243,665   2,996,642   6,641,549   2,952,463
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $7,669,101   4,374,756   8,770,684   4,629,398
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      915,372     344,299     972,361     340,198
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................      226,857     271,160     302,322     308,945
   Units redeemed .............................      (81,045)    (37,946)    (97,043)    (41,159)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................    1,061,184     577,513   1,177,640     607,984
                                                  ==========   =========   =========   =========

                                                        WRHiInc                WRIntl
                                                  -------------------   -------------------
                                                     2003       2002       2003       2002
                                                  ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............          --    (1,146)         --    (1,601)
   Realized gain (loss) on investments ........      (2,629)     (566)    (17,505)   (7,027)
   Change in unrealized gain (loss)
      on investments ..........................     181,510   (27,913)     75,945   (32,517)
   Reinvested capital gains ...................          --        --          --        --
                                                  ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     178,881   (29,625)     58,440   (41,145)
                                                  ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     258,851    97,491     202,816   131,012
   Transfers between funds ....................     307,713   383,412      74,769   274,161
   Surrenders (note 6) ........................     (13,748)   (1,410)     (2,777)     (932)
   Death benefits (note 4) ....................          --        --      (4,755)       --
   Policy loans (net of repayments) (note 5) ..      (2,630)   (1,168)       (824)   (4,155)
   Deductions for surrender charges
      (note 2d) ...............................      (6,033)       --      (1,218)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (107,994)  (38,374)    (84,716)  (52,920)
   Asset charges (note 3) .....................      (4,025)       --      (2,930)       --
                                                  ---------   -------   ---------   -------
         Net equity transactions ..............     432,134   439,951     180,365   347,266
                                                  ---------   -------   ---------   -------

Net change in contract owners' equity .........     611,015   410,326     238,805   306,121
Contract owners' equity beginning
   of period ..................................   1,399,677   344,018   1,212,678   560,760
                                                  ---------   -------   ---------   -------
Contract owners' equity end of period .........   2,010,692   754,344   1,451,483   866,881
                                                  =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     129,758    31,247     187,574    70,992
                                                  ---------   -------   ---------   -------
   Units purchased ............................      50,348    44,196      47,893    53,946
   Units redeemed .............................     (11,860)   (3,819)    (19,345)   (7,863)
                                                  ---------   -------   ---------   -------
   Ending units ...............................     168,246    71,624     216,122   117,075
                                                  =========   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       WRLTBond                 WRMMkt
                                                  ------------------   -----------------------
                                                    2003      2002       2003         2002
                                                  --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $     --      (284)       4,831          653
   Realized gain (loss) on investments ........      2,829         6           --           --
   Change in unrealized gain (loss)
      on investments ..........................     14,290     1,078           --           --
   Reinvested capital gains ...................         --        --           --           --
                                                  --------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     17,119       800        4,831          653
                                                  --------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     87,476    23,360    4,524,804    9,333,704
   Transfers between funds ....................    379,988   136,543   (4,673,717)  (8,993,134)
   Surrenders (note 6) ........................     (2,789)      (75)     (41,508)      (1,488)
   Death benefits (note 4) ....................    (23,432)       --           --         (359)
   Policy loans (net of repayments) (note 5) ..     (2,244)      (56)    (100,139)      38,785
   Deductions for surrender charges
      (note 2d) ...............................     (1,224)       --      (18,214)          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (41,868)   (9,630)    (182,425)    (217,458)
   Asset charges (note 3) .....................     (1,333)       --       (4,647)          --
                                                  --------   -------   ----------   ----------
         Net equity transactions ..............    394,574   150,142     (495,846)     160,050
                                                  --------   -------   ----------   ----------

Net change in contract owners' equity .........    411,693   150,942     (491,015)     160,703
Contract owners' equity beginning
   of period ..................................    399,181    49,541    1,402,928      722,214
                                                  --------   -------   ----------   ----------
Contract owners' equity end of period .........   $810,874   200,483      911,913      882,917
                                                  ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     34,161     4,470      133,242       69,373
                                                  --------   -------   ----------   ----------
   Units purchased ............................     39,537    13,762      430,255      894,071
   Units redeemed .............................     (6,172)     (379)    (477,157)    (879,122)
                                                  --------   -------   ----------   ----------
   Ending units ...............................     67,526    17,853       86,340       84,322
                                                  ========   =======   ==========   ==========

                                                         WRSciTech               WRSmCap
                                                  ---------------------   ---------------------
                                                     2003        2002        2003        2002
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............          --      (3,846)         --      (4,745)
   Realized gain (loss) on investments ........     (16,793)       (132)    (15,159)        377
   Change in unrealized gain (loss)
      on investments ..........................     260,286    (329,251)    620,505    (309,733)
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     243,493    (333,229)    605,346    (314,101)
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     672,108     408,753     697,196     457,391
   Transfers between funds ....................     313,288     680,132     330,460     972,289
   Surrenders (note 6) ........................     (31,425)     (6,356)    (26,406)     (7,224)
   Death benefits (note 4) ....................          --          --     (10,252)         --
   Policy loans (net of repayments) (note 5) ..      (3,969)    (11,915)     (2,708)    (14,389)
   Deductions for surrender charges
      (note 2d) ...............................     (13,790)         --     (11,588)         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (249,610)   (143,677)   (291,246)   (154,973)
   Asset charges (note 3) .....................      (7,631)         --      (9,512)         --
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............     678,971     926,937     675,944   1,253,094
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........     922,464     593,708   1,281,290     938,993
Contract owners' equity beginning
   of period ..................................   2,590,147   1,245,088   3,387,240   1,470,057
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   3,512,611   1,838,796   4,668,530   2,409,050
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     398,372     145,565     437,696     148,567
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................     147,944     142,009     124,060     155,069
   Units redeemed .............................     (45,680)    (21,617)    (42,261)    (19,619)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     500,636     265,957     519,495     284,017
                                                  =========   =========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          WRValue
                                                  ----------------------
                                                     2003         2002
                                                  ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $       --      (2,408)
   Realized gain (loss) on investments ........      (12,711)        173
   Change in unrealized gain (loss)
      on investments ..........................      244,981    (105,898)
   Reinvested capital gains ...................           --          --
                                                  ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      232,270    (108,133)
                                                  ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      460,095     232,532
   Transfers between funds ....................      306,509   1,129,992
   Surrenders (note 6) ........................       (6,729)       (326)
   Death benefits (note 4) ....................      (51,181)         --
   Policy loans (net of repayments) (note 5) ..      (21,018)     (3,675)
   Deductions for surrender charges
      (note 2d) ...............................       (2,953)         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (182,631)    (74,597)
   Asset charges (note 3) .....................       (6,484)         --
                                                  ----------   ---------
         Net equity transactions ..............      495,608   1,283,926
                                                  ----------   ---------

Net change in contract owners' equity .........      727,878   1,175,793
Contract owners' equity beginning
   of period ..................................    2,491,533     557,019
                                                  ----------   ---------
Contract owners' equity end of period .........   $3,219,411   1,732,812
                                                  ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      279,716      54,596
                                                  ----------   ---------
   Units purchased ............................       85,778     135,317
   Units redeemed .............................      (30,240)     (8,020)
                                                  ----------   ---------
   Ending units ...............................      335,254     181,893
                                                  ==========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
                 W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                 W & R Target Funds - Balanced Portfolio (WRBal)
                 W & R Target Funds - Bond Portfolio (WRBnd)
                 W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                 W & R Target Funds - Growth Portfolio (WRGrowth)
                 W & R Target Funds - High Income Portfolio (WRHiInc)
                 W & R Target Funds - International Portfolio (WRIntl)
                 W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                 W & R Target Funds - Money Market Portfolio (WRMMkt)
                 W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
                 W & R Target Funds - Value Portfolio (WRValue)

          At June 30, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). The charges are assessed against each contract by liquidating units.

          For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $3 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. If, at any time, there is an increase in specified amount the per $1,000 basic coverage charge will be assessed based on the amount of increase and the age of the younger insured at the time of the increase. The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For Select Life and Survivorship Life contracts, the Company deducts a charge equal to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account (reduced to 10% after 15th policy year), and 0.10% of cash value attributable to the variable account in excess of $250,000. This charge is assessed monthly by liquidating units.

(4)  Death Benefits

     For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged 3.9% on the outstanding loan balance and are due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $77,061 and $917, respectively, and total transfers from the Account to the fixed account were $406,252 and $38,110, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for the two year period ended June 30, 2003 and the period January 5, 2001 (commencement of operations) through June 30, 2001.

                                                Contract                                         Investment
                                                 Expense                Unit        Contract       Income      Total
                                                  Rate*     Units    Fair Value  Owners' Equity   Ratio**    Return***
                                                --------  ---------  ----------  --------------  ----------  ---------
     W & R Target Funds - Asset Strategy
        Portfolio
        2003 .................................    0.00%     468,474  $ 9.992903    $4,681,415      0.00%       3.42%
        2002 .................................    0.00%     230,841    9.635675     2,224,309      0.00%       0.03%
        2001 .................................    0.00%      14,378    9.511560       136,757      0.00%      -8.45%

     W & R Target Funds - Balanced Portfolio
        2003 .................................    0.00%     290,313    9.506700     2,759,919      0.00%       7.69%
        2002 .................................    0.00%     183,097    9.281740     1,699,459      0.00%      -0.04%
        2001 .................................    0.00%      14,847    9.885343       146,768      0.00%      -3.54%

     W & R Target Funds - Bond Portfolio
        2003 .................................    0.00%     278,528   12.435156     3,463,539      0.00%       3.73%
        2002 .................................    0.00%     123,767   11.410972     1,412,302      0.00%       0.04%
        2001 .................................    0.00%       9,502   10.520794        99,969      0.00%       2.78%

     W & R Target Funds - Core Equity
        Portfolio
        2003 .................................    0.00%   1,061,184    7.226929     7,669,101      0.00%       5.95%
        2002 .................................    0.00%     577,513    7.575165     4,374,756      0.00%      -0.13%
        2001 .................................    0.00%      41,801    9.080786       379,586      0.00%     -11.22%

     W & R Target Funds - Growth Portfolio
        2003 .................................    0.00%   1,177,640    7.447678     8,770,684      0.00%       9.04%
        2002 .................................    0.00%     607,984    7.614342     4,629,398      0.00%      -0.12%
        2001 .................................    0.00%      45,490    9.099385       413,931      0.00%     -10.19%

     W & R Target Funds - High Income
        Portfolio
        2003 .................................    0.00%     168,246   11.950908     2,010,692      0.00%      10.79%
        2002 .................................    0.00%      71,624   10.531999       754,344      0.00%      -0.04%
        2001 .................................    0.00%       2,341   10.671343        24,982      0.00%       5.82%

     W & R Target Funds - International
        Portfolio
        2003 .................................    0.00%     216,122    6.716035     1,451,483      0.00%       3.88%
        2002 .................................    0.00%     117,075    7.404495       866,881      0.00%      -0.06%
        2001 .................................    0.00%       6,975    8.793709        61,336      0.00%     -13.42%

     W & R Target Funds - Limited-Term Bond
        Portfolio
        2003 .................................    0.00%      67,526   12.008325       810,874      0.00%       2.76%
        2002 .................................    0.00%      17,853   11.229638       200,483      0.00%       0.01%
        2001 .................................    0.00%       1,140   10.647053        12,138      0.00%       4.92%

     W & R Target Funds - Money Market
        Portfolio
        2003 .................................    0.00%      86,340   10.561886       911,913      0.33%       0.31%
        2002 .................................    0.00%      84,322   10.470779       882,917      0.52%       0.01%
        2001 .................................    0.00%      45,321   10.279082       465,858      1.49%       2.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                       Investment
                                                 Expense              Unit       Contract        Income     Total
                                                  Rate*    Units   Fair Value  Owners' Equity    Ratio**   Return***
                                                --------  -------  ----------  --------------  ----------  ---------
     W & R Target Funds - Science & Technology
        Portfolio
        2003 .................................    0.00%   500,636  $ 7.016298   $ 3,512,611       0.00%      7.91%
        2002 .................................    0.00%   265,957    6.913884     1,838,796       0.00%     -0.19%
        2001 .................................    0.00%    19,926    8.448315       168,341       0.00%    -13.00%

     W & R Target Funds - Small Cap Portfolio
        2003 .................................    0.00%   519,495    8.986669     4,668,530       0.00%     16.12%
        2002 .................................    0.00%   284,017    8.482061     2,409,050       0.00%     -0.14%
        2001 .................................    0.00%    19,951   10.407740       207,645       0.00%      3.15%

     W & R Target Funds - Value Portfolio
        2003 .................................    0.00%   335,254    9.602900     3,219,411       0.00%      7.81%
        2002 .................................    0.00%   181,893    9.526546     1,732,812       0.00%     -0.07%
        2001 .................................    0.00%        48    9.950000           478       0.00%     -0.50% 05/01/01
                                                                                -----------

     Contract Owners' Equity Total By Year
        2003 ................................................................   $43,930,172
                                                                                ===========
        2002 ................................................................   $23,025,507
                                                                                ===========
        2001 ................................................................   $ 2,117,789
                                                                                ===========

* This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                 ---------------
                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                      PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company